Earnings per share - Summary of Movements in Shares (Details) shares in Millions	6 Months Ended
Jun. 30, 2023 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	2,529.0
Net movements in shares under incentive schemes (in shares)	1.5
Shares repurchased under the share buyback programme (in shares)	(15.5)
Number of shares outstanding at end of period (in shares)	2,515.0